Expense Example - Simplify Propel Opportunities ETF - Simplify Propel Opportunities ETF	May 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 259
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,462
Expense Example, with Redemption, 10 Years	$ 3,120